ACCRUED EXPENSES AND OTHER - Components of Accrued Expenses and Other - Q2 (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Accrued Expenses and Other [Abstract]
Sales returns and allowances	$ 50.8	$ 61.1		$ 70.6
Compensation and related benefits	49.4	75.6		66.8
Advertising and promotional costs	37.0	38.4		44.9
Taxes	23.4	20.8		23.4
Interest	12.3	12.4		11.0
Restructuring reserve	9.8	11.8		13.7
Other	50.5	52.3		42.9
Accrued expenses and other	$ 233.2	$ 272.4	[1]	$ 273.3

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.